Taxes on Income	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 13:- TAXES ON INCOME

a.	The main reconciling items between the theoretical and actual tax rate during the nine months ended September 30, 2021, derives mainly from: tax expense related to the Company's foreign subsidiaries income at different tax rates, deferred tax benefit recognized in Israel related to current losses at Preferred Enterprise reduced tax rates and permanent differences.

b.	The Company is currently subject to a tax audit for the years 2013 to 2019 by the Israeli Tax Authority, or ITA. In respect of the years 2013-2014, the Company has been issued a tax order, concerning which it appealed to the district court. The ITA also issued assessments for the years 2015 until 2019, on which the Company filed an objection, and the ITA has to determine whether to accept the objection or issue a tax order for the years 2015-2019 as well. The Company’s management, based on a legal opinion received from its legal counsels, believes that it has adequately provided for any reasonably foreseeable outcome related to the ITA tax audits. Nevertheless, the ITA may disagree with its positions taken in its tax returns for any other years as well, and the Company may be subject to additional tax liabilities, which could have a material adverse effect on the Company’s results of operations.

The U.S and German subsidiaries received final tax assessment through 2014 and 2016, respectively, and the Hong Kong, UK and Japan subsidiaries have not received a final tax assessment since inception.